FINANCIAL INSTRUMENTS (Fair Value of Derivative Contracts)(Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Assets Reported in Other Current Assets [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge
Derivative Liabilities Reported in Other Current Liabilities [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 114	$ 1,177